Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 26, 2014
Former Parent [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		43.00%
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Cost of Services	$ 6,000
Salaries, Wages and Officers' Compensation	$ 36,000